                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06539
                                   ---------------------------------------------

          Van Kampen Trust for Investment Grade Pennsylvania Municipals
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
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   (Address of principal executive offices)                    (Zip code)

                                Amy Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            ------------------

Date of reporting period:   7/1/05-6/30/06
                            ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06539
Reporting Period: 07/01/2005 - 06/30/2006
Van Kampen Trust for Investment Grade Pennsylvania Municipals








The Registrant held no securities during the period July 1, 2005 through June 30, 2006 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust for Investment Grade Pennsylvania Municipals
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By  (Signature and Title)                    /s/ Ronald E. Robison
                               -------------------------------------------------
                                                Ronald E. Robison

                                  President and Principal Executive Officer
                               -------------------------------------------------

Date  August 28, 2006
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